Investment Objectives and Goals - FT Vest U.S. Equity Quarterly 15 Buffer ETF	Aug. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Quarterly 15 Buffer ETF (SQBA)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Quarterly 15 Buffer ETF (the “Fund”) is to seek to provide investors with returns (before fees and expenses) that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the "Underlying ETF"), up to a predetermined upside cap of 2.61% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses over the period from August 24, 2026 through November 20, 2026.